Concentrations of Risks	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Concentrations of Risks [Abstract]
Concentrations of risks

Note 15 – Concentrations of risks

(a)	Major customers

For the three months ended September 30, 2024, one customer accounted for approximately 16.6.0% of the Company’s total revenues. For the three months ended September 30, 2023, no customer accounted for 10.0% or more of the Company’s total revenues.

As of September 30, 2024, two customers account for approximately 86.4%, and 13.0% of the total balance of accounts receivable, respectively. As of June 30, 2024, three customers account for approximately 65.3%, 19.3%, and 15.4% of the total balance of accounts receivable, respectively.

(b)	Major vendors

For the three months ended September 30, 2024, one vendors accounted for approximately 99.9% of the Company’s total purchases. For the three months ended September 30, 2023, two vendors accounted for approximately 55.9% and 34.5% of the Company’s total purchases.

As of September 30, 2024, two vendors accounted for approximately 88.0%, and 12.0% of the total balance of accounts payable. As of June 30, 2024, two vendors accounted for approximately 85.1%, and 11.6% of the total balance of accounts payable.

(c)	Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash. As of September 30, 2024 and June 30, 2024, $72,561 and $198,952 were deposited with financial institutions or fund received from customer being held in third party platform’s fund account, and $0 and $85,308 of these balances are not covered by deposit insurance, respectively. While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness.

Financial instruments that are potentially subject to credit risk consist principally of accounts receivable. The Company believes the concentration of credit risk in its accounts receivable is substantially mitigated by its ongoing credit evaluation process and relatively short collection terms. The Company does not generally require collateral from customers. The Company evaluates the need for an provision for estimated credit losses based upon factors surrounding the credit risk of specific customers, historical trends and other information.

(d)	Exchange rate risk

The Company cannot guarantee that the current exchange rate will remain steady; therefore, there is a possibility that the Company could post the same amount of profit for two comparable periods and because of the fluctuating exchange rate actually post higher or lower profit depending on exchange rate of RM converted to US$ on that date. The exchange rate could fluctuate depending on changes in political and economic environments without notice.

Note 15 – Concentrations of risks

(a)	Major customers

For the years ended June 30, 2024 and 2023, no customer accounted for 10.0% or more of the Company’s total revenues.

As of June 30, 2024, three customers account for approximately 65.3%, 19.3%, and 15.4% of the total balance of accounts receivable, respectively. As of June 30, 2023, two customers account for approximately 24.6% and 24.6% of the total balance of accounts receivable, respectively.

(b)	Major vendors

For the years ended June 30, 2024, two vendors accounted for approximately 52.7% and 41.2% of the Company’s total purchases. For the years ended June 30, 2023, two vendors accounted for approximately 62.5% and 32.7% of the Company’s total purchases.

As of June 30, 2024, two vendors accounted for approximately 85.1%, and 11.6% of the total balance of accounts payable. As of June 30, 2023, one vendor accounted for 91.0% of the total balance of accounts payable.

(c)	Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash. As of June 30, 2024 and 2023, $198,952 and $4,593,634 were deposited with financial institutions or fund received from customer being held in third party platform’s fund account, and $85,308 and $2,458,638 of these balances are not covered by deposit insurance, respectively. While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness.

Financial instruments that are potentially subject to credit risk consist principally of accounts receivable. The Company believes the concentration of credit risk in its accounts receivable is substantially mitigated by its ongoing credit evaluation process and relatively short collection terms. The Company does not generally require collateral from customers. The Company evaluates the need for an provision for estimated credit losses based upon factors surrounding the credit risk of specific customers, historical trends and other information.

(d)	Exchange rate risk

The Company cannot guarantee that the current exchange rate will remain steady; therefore, there is a possibility that the Company could post the same amount of profit for two comparable periods and because of the fluctuating exchange rate actually post higher or lower profit depending on exchange rate of RM converted to US$ on that date. The exchange rate could fluctuate depending on changes in political and economic environments without notice.